    As filed with the Securities and Exchange Commission on March 30, 2001
                                                      Registration No.: 33-27783
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]

                        POST-EFFECTIVE AMENDMENT NO. 15                     [X]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]

                                AMENDMENT NO. 31                            [X]

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                          (Exact Name of Registrant)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                             Post Office Box 1110
                          Fort Wayne, Indiana  46801

--------------------------------------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code:  (219)455-2000

                         Elizabeth A. Frederick, Esq.
                  The Lincoln National Life Insurance Company
                            1300 S. Clinton Street
                             Post Office Box 1110
                           Fort Wayne, Indiana 46802

--------------------------------------------------------------------------------
                   (Name and Address of Agent for Service)

                                   Copy to:
                               Kimberly J. Smith
                        Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                             Washington, DC 20004

                     Title of securities being registered:
  Interests in a separate account under individual flexible premium deferred variable annuity contracts.

     It is proposed that this filing will become effective

       [_]  immediately upon filing pursuant to paragraph (b) of Rule 485

       [X]  on April 18, 2001 pursuant to paragraph (b) of Rule 485

       [_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

       [_]  on April 1, 2001 Pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment to the Registration Statement incorporates by reference the prospectus and statement of additional information in post-effective amendment No. 14 to the Registration Statement on Form N-4 (File No. 33-27783), filed on January 29, 2001.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

                      REGISTRATION STATEMENT ON FORM N-4

                          PART C - OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

  (a) List of Financial Statements

      1. Part A The Table of Condensed Financial Information is included in Part A (to be filed by Amendment).

      2. Part B The Financial Statements for the Variable Account are included in Part B (to be filed by Amendment):




      3. Part B  The  Statutory-Basis Financial Statements of The
Lincoln National Life Insurance Company are included in the SAI: (to be filed by Amendment)

Item 24.                          (Continued)

                (b)  List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account H are incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on December 5, 1996.

(2)    None.

(3)(a) Underwriting Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 31, 1997.

   (b) Amendment to Underwriting Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 27, 1998.

(3)(c) Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 27, 1998.

(3)(d) Amendment dated October 15, 1999 to Underwriting Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

   (e) Amendment dated September 1999 to Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

   (f) Amendment dated February 2000 to Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

(4)(a) Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 27, 1998.

(4)(b) Form of Rider to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 31, 1997.

(4)
   (c) Amendment No. 1 to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 28, 2000.
   (d) Amendment No. 2 to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 28, 2000.
   (e) Amendment No. 3 to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 28, 2000.
   (f) Form of Rider No. 4 to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on January 29, 2001.
   (g) Form of Rider No. 5 to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on January 29, 2001.
   (h) Form of Rider No. 6 to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on January 29, 2001.
   (i) Form of Rider No. 7 to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on January 29, 2001.
   (j) Form of Rider No. 8 to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on January 29, 2001.
   (k) Form of Rider No. 9 to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on January 29, 2001.

(5) Application incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 27, 1998.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

   (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

(7)    Not applicable.

(8)(a) Services Agreement between Delaware Management Holdings, Inc.,
       Delaware Service Company, Inc. and The Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement of Form S-6 (333-40745) filed on November 21, 1997.

(8)(b) Participation Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 31, 1997.

(8)(c) Amendment to Participation Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 31, 1997.

(8)(d) Amendment dated October 15, 1999 to Participation Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

(9) Opinion and Consent of Jeremy Sachs, Senior Counsel, Lincoln National Life Insurance Company as to the legality of securities being registered incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 31, 1997.

(10) Consent of Ernst & Young LLP, Independent Auditors (to be filed by Amendment).

(11)   Not applicable

(12)   Not applicable

(13) Schedule for Computation of Performance Quotations (to be filed by Amendment).

(14)   Not applicable

(15)   Other Exhibits:

                 (a)  Organizational Chart of the Lincoln National Insurance
                       Holding Company System (to be filed by Amendment).

                 (b)  Books and Records Report (to be filed by Amendment).

(16)   Powers of Attorney.

   (a) Janet Chrzan
   (b) Lawrence T. Rowland, incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 28, 2000.
   (c) Charles Haldeman, Jr.
   (d)
   (e) Richard C. Vaughan, incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 28, 2000.
   (f) Jon A. Boscia, incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 28, 2000.


Item 25.
                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name                  Positions and Offices with LNL
----                  ------------------------------

Jon A. Boscia**          President and Director

Janet Chrzan*            Senior Vice President, Chief Financial Officer and
                         Director

Diane Dillman*           Director of Annuities Compliance

Christine Frederick****  Director of Life Compliance

John H. Gotta****        Chief Executive Officer of Life Insurance, Executive
                         Vice President, and Director

Stephen H. Lewis*        Senior Vice President and Director

Charles E. Haldeman,
Jr.*****                 Director

Cynthia A. Rose*         Secretary and Assistant Vice President

Lawrence T. Rowland***   Executive Vice President and Director

Lorry J. Stensrud*       Chief Executive Officer of Annuities, Executive Vice
                         President, and Director

Eldon J. Summers*        Second Vice President and Treasurer

Richard C. Vaughan**     Director

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506.
**Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112.
***Principal business address is One Reinsurance Place, 1700 Magnavox Way, Fort Wayne, Indiana 46804-1538.
****Principal business address is 350 Church Street, Hartford, CT 06103

*****Principal business address is One Commerce Square, 2005 Market Street, 39th floor, Philadelphia, PA 19103-3682

Item 26.
                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                       WITH THE DEPOSITOR OR REGISTRANT

     See Exhibit 15(a): Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27.
                         NUMBER OF CONTRACTOWNERS

     As of _________ __, ____, there were _______ (variable and fixed) Contract Owners under Account H.

Item 28.                         Indemnification

(a)  Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officer, and employees of LNL in connection with suits by, or in the rights of, LNL.

     Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6[b] hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                       Principal Underwriter

     (a) American Funds Distributors, Inc., is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc. Lincoln National Variable Annuity Account E, Lincoln Life Flexible Premium Variable Life Accounts F and J, (all registered as investment companies under the 1940 Act) and Lincoln National Flexible Premium Group Variable Annuity Accounts 50, 51, and 52.

     (b)              (1)                                       (2)
        Name and Principal                      Positions and Offices
         Business Address                        with Underwriter
        ------------------                      ---------------------

        David L. Abzug                          Regional Vice President
        27304 Park Vista Road
        Agoura Hills, CA 91301

        John A. Agar                            Vice President
        1501 N. University, Suite 227A
        Little Rock, AR 72207

   Robert B. Aprison                   Vice President
   2983 Bryn Wood Drive
   Madison, WI  53711

L  William W. Bagnard                  Vice President

   Steven L. Barnes                    Senior Vice President

   5400 Mount Meeker Road Ste 1
   Boulder, CO 80301-3508

B  Carl R. Bauer                       Assistant Vice President

   Michelle A. Bergeron                Senior Vice President
   4160 Gateswalk Drive
   Smyrna, GA 30080

   J. Walter Best, Jr.                 Regional Vice President
   9013 Brentmeade Blvd.
   Brentwood, TN 37027

   Joseph T. Blair                     Senior Vice President
   148 E. Shore Ave.
   Groton Long Point, CT 06340

(b)                 (1)                               (2)
     Name and Principal               Positions and Offices
     Business Address                 with Underwriter
     ------------------               ---------------------

     John A. Blanchard                Vice President
     6421 Aberdeen Road
     Mission Hills, KS 66208

     Ian B. Bodell                    Senior Vice President
     P.O. Box 1665
     Brentwood, TN 37024-1655

     Mick L. Brethower                Senior Vice President
     29003 Colonial Drive
     Georgetown, TX  78628

     Alan Brown                       Regional Vice President
     4129 Laclede Avenue
     St. Louis, MO  63108

B    J. Peter Burns                   Vice President

     Brian C. Casey                   Regional Vice President
     8002 Greentree Road
     Bethesda, MD 20817

     Victor C. Cassato                        Senior Vice President
     609 W. Littleton Blvd., Suite 310
     Greenwood Village, Co 80120

     Christopher J. Cassin                    Senior Vice President
     19 North Grant Street
     Hinsdale, IL 60521

     Denise M. Cassin                         Vice President
     1301 Stoney Creek Drive
     San Ramon, CA 94538

L    Larry P. Clemmensen                      Director

L    Kevin G. Clifford                        Director, President and Co-Chief
                                              Executive Officer

     Ruth M. Collier                          Senior Vice President
     29 Landsdowne Drive
     Larchmont, NY 10538

S    David Coolbaugh                          Assistant Vice President

(b)                (1)                             (2)
     Name and Principal           Positions and Offices
     Business Address             with Underwriter
     ---------------------        ---------------------

H    Carlo O. Cordasco            Assistant Vice President

     Thomas E. Cournoyer          Vice President
     2333 Granada Boulevard
     Coral Gables, FL 33134

     Douglas A. Critchell         Senior Vice President

     3521 Rittenhouse Street, N.W.
     Washington, D.C. 20015

L    Carl D. Cutting              Vice President

     William Daugherty            Regional Vice President
     1216 Highlander Way
     Mechanicsburg, PA 17055

     Daniel J. Delianedis         Regional Vice President
     8689 Braxton Drive
     Eden Prairie, MN 55347

     Michael A. Dilella           Vice President
     P.O. Box 661
     Ramsey, NJ 07446

     G. Michael Dill              Senior Vice President
     505 E. Main Street
     Jenks, OK 74037

     Kirk D. Dodge                            Senior Vice President
     633 Menlo Avenue, Suite 210
     Menlo Park, CA 94025

     Peter J. Doran                           Director, Executive Vice President
     100 Merrick Road, Suite 216W
     Rockville Centre, NY 11570

L    Michael J. Downer                        Secretary

     Robart W. Durbin                         Vice President
     74 Sunny Lane
     Tiffin, OH 44883

I    Lloyd G. Edwards                         Senior Vice President

L    Paul H. Fieberg                          Sr. Vice President

     John Fodor                               Vice President
     15 Latisquama Road
     Southborough, MA 01772

(b)               (1)                                     (2)
   Name and Principal                   Positions and Offices
    Business Address                     with Underwriter
   ------------------                  ----------------------

   Daniel B. Frick                     Regional Vice President
   845 Western Avenue
   Glen Ellyn, IL 60137

   Clyde E. Gardner                    Senior Vice President
   Route 2, Box 3162
   Osage Beach, MO 65065

B  Evelyn K. Glassford                 Vice President


   Jeffrey J. Greiner                  Vice President
   12210 Taylor Road
   Plain City, OH 43064

L  Paul G. Haaga, Jr.                  Director


B  Mariellen Hamann                    Assistant Vice President

   David E. Harper                     Senior Vice President
   150 Old Franklin School Road
   Pittstown, NJ 08867


H  Mary Pat Harris                     Assistant Vice President

   Ronald R. Hulsey                    Vice President
   6744 Avalon
   Dallas, TX 75214

   Robert S. Irish                     Regional Vice President
   1225 Vista Del Mar Drive
   Delray Beach, FL 33483


   Michael J. Johnston                 Director
   630 Fifth Ave., 36th Floor
   New York, NY 10111


B  Damien M. Jordan                    Vice President


   Arthur J. Levine                    Senior Vice President
   12558 Highlands Place
   Fishers, IN  46038

(b)                (1)                                    (2)
    Name and Principal                  Positions and Offices
     Business Address                      with Underwriter
    ------------------                  ---------------------

B   Karl A. Lewis                       Assistant Vice President


    T. Blake Liberty                    Regional Vice President
    5506 East Mineral Lane
    Littleton, CO 80122

    Mark Lien                           Regional Vice President
    5570 Beechwood Terrace
    West Des Moines, IA 50266


L   Lorin E. Liesy                      Assistant Vice President

L   Susan G. Lindgren                   Vice President - Institutional
                                        Investment Services Division


LW  Robert W. Lovelace                  Director


    Stephen A. Malbasa                  Vice President
    13405 Lake Shore Blvd.
    Cleveland, OH 44110


    Steven M. Markel                    Senior Vice President
    5241 South Race Street
    Littleton, CO 80121


L   J. Clifton Massar                   Director, Senior Vice President


L   E. Lee McClennahan                  Senior Vice President



S   John V. McLaughlin                  Senior Vice President


    Terry W. McNabb                     Vice President
    2002 Barrett Station Road
    St. Louis, MO  63131


L   R. William Melinat                  Vice President-Institutional
                                        Investment Services


    David R. Murray                     Vice President
    60 Briant Drive
    Sudbury, MA  01776


    Stephen S. Nelson                   Vice President
    P.O. Box 470528
    Charlotte, NC 28247-0528

(b)               (1)                                (2)
   Name and Principal                Positions and Offices
    Business Address                  with Underwriter
   ------------------                ---------------------

   William E. Noe                    Regional Vice President
   304 River Oaks Road
   Brentwood, TN 37027


   Peter A. Nyhus                    Vice President
   3084 Wilds Ridge Court
   Prior Lake, MN 55372


   Eric P. Olson                     Vice President
   62 Park Drive
   Glenview, IL 60025


   Gary A. Peace                     Regional Vice President
   291 Kaanapali Drive
   Napa, CA 94558


   Samuel W. Perry                   Regional Vice President
   6133 Calle del Paisano
   Scottsdale, AZ 85251


   Fredric Phillips                  Senior Vice President
   175 Highland Avenue,
   4th Floor
   Needham, MA 02494



B  Candance D. Pilgrim               Assistant Vice President

   Carl S. Platou                    Vice President
   7455 80th Place, S.E.
   Mercer Island, WA 98040

L  John O. Post                      Senior Vice President


S  Richard P. Prior                  Vice President


   Steven J. Reitman                 Senior Vice President
   212 The Lane
   Hinsdale, IL 60521


   Brian A. Roberts                  Vice President
   244 Lambeau Lane
   Glenville, NC 28736


   George S. Ross                    Senior Vice President
   55 Madison Avenue
   Morristown, NJ 07962


L  Julie D. Roth                     Vice President


L  James F. Rothenberg               Director


   Douglas F. Rowe                   Vice President
   414 Logan Ranch Road
   Georgetown, TX 78628

(b)               (1)                                        (2)
   Name and Principal                         Positions and Offices
    Business Address                          with Underwriter
   ------------------                         ---------------------


   Christopher S. Rowey                       Regional Vice President
   9417 Beverlywood Street
   Los Angeles, CA 90034


   Dean B. Rydquist                           Senior Vice President
   1080 Bay Pointe Crossing
   Alpharetta, GA 30005


   Richard R. Samson                          Senior Vice President
   4604 Glencoe Avenue, # 4
   Marina del Rey, CA 90292


   Joseph D. Scarpitti                        Vice President
   31465 St. Andrews
   Westlake, OH  44145


L  R. Michael Shanahan                        Director

   Brad W. Short                              Regional Vice President
   306 15th Street
   Seal Beach, CA 90740

   David W. Short                             Chairman of the Board
   1000 RIDC Plaza, Suite 212                 and Co-Chief Executive Officer
   Pittsburgh, PA 15238


   William P. Simon, Jr.                      Senior Vice President
   912 Castlehill Lane
   Devon, PA 19333


L  John C. Smith                              Assistant Vice President-
                                              Institutional Investment
                                              Services

   Rodney G. Smith                            Vice President
   100 N. Central Expressway, Suite 1214
   Richardson, TX 75080


S  Sherrie L. Snyder-Senft                    Assistant Vice President


   Tony Soave                                 Regional Vice President
   8831 Morning Mist Drive
   Clarkston, MI 48348


   Therese L. Souiller                        Assistant Vice President
   2652 Excaliber Court
   Virginia Beach, VA 23454


   Nicholas D. Spadaccini                     Regional Vice President
   855 Markley Woods Way
   Cincinnati, OH  45230


L  Kristen J. Spazafumo                       Assistant Vice President

(b)               (1)                                  (2)
   Name and Principal                Positions and Offices
    Business Address                   with Underwriter
   ------------------                ---------------------

   Daniel S. Spradling               Senior Vice President
   181 Second Avenue, Suite 228
   San Mateo, CA 94401


LW Eric H. Stern                     Director


B  Max D. Stites                     Vice President

   Thomas A. Stout                   Regional Vice President
   1004 Ditchley Road
   Virginia Beach, VA 23451


   Craig R. Strauser                 Vice President
   3 Dover Way
   Lake Oswego, OR 97034


   Francis N. Strazzeri              Senior Vice President
   31641 Saddletree Drive
   Westlake Village, CA 91361


L  Drew Taylor                       Assistant Vice President


S  James P. Toomey                   Vice President


I  Christopher E. Trede              Vice President


   George F. Truesdail               Vice President
   400 Abbotsford Court
   Charlotte, NC 28270

   Scott W. Ursin-Smith              Vice President
   60 Reedland Woods Way
   Tiburon, CA 94920

   J. David Viale                    Regional Vice President
   7 Gladstone Lane
   Laguna Niguel, CA 92677

   Thomas E. Warren                  Regional Vice President
   119 Faubel Street
   Sarasota, FL 34242


L  J. Kelly Webb                     Senior Vice President, Treasurer
                                     and Controller

(b)                 (1)                             (2)
     Name and Principal           Positions and Offices
     Business Address             with Underwriter
     ------------------           ---------------------

     Gregory J. Weimer            Vice President
     206 Hardwood Drive
     Venetia, PA 15367

B    Timothy W. Weiss             Director

     George J. Wenzel             Regional Vice President
     3406 Shakespeare Drive
     Troy, MI 48084

     J.D. Wiedmaier               Assistant Vice President
     3513 Riverstone Way
     Chesapeake, VA 23325


     Timothy J. Wilson            Vice President
     113 Farmview Place
     Venetia, PA 15367

B    Laura L. Wimberly            Vice President

H    Marshall D. Wingo            Director, Senior Vice President

L    Robert L. Winston            Director, Senior Vice President

     William R. Yost              Vice President
     9320 Overlook Trail
     Eden Prairie, MN 55347

     Janet M. Young               Regional Vice President
     1616 Vermont
     Houston, TX 77006

     Scott D. Zambon              Regional Vice President
     2887 Player Lane
     Tustin Ranch, CA 92782

-------------
L    Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B    Business Address, 135 South State College Boulevard, Brea, CA 92821

S    Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251
H    Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I    Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

(c) Name of Principal Underwriter: American Funds Distributors, Inc.; Net Underwriting Discounts and Commissions: $_____________.

Item 30. Location of Accounts and Records

 See Exhibit 15(b)

Item 31. Management Services

 Not Applicable.

Item 32.  Undertakings
-------

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

Item 33. (Additional Item)

 See prior filings.

Item 34. (Additional Item)

 See prior filings.

                                  SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 30th day of March, 2001.

                                   LINCOLN NATIONAL VARIABLE ANNUITY
                                   Account H - Legacy II
                                   (Registrant)

                                       /s/ Ronald L. Stopher
                                   By: ______________________________
                                       Ronald L. Stopher
                                       Vice President, Lincoln National Life
                                       Insurance, Co.

                                   THE LINCOLN NATIONAL LIFE INSURANCE
                                   COMPANY
                                   (Depositor)

                                        /s/ Lorry J. Stensrud
                                   By:  ______________________________
                                        Lorry J. Stensrud
                                        (Signature-Officer of Depositor)
                                        Executive Vice President, Lincoln
                                        National Life Insurance, Co.
                                        (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                    Title                              Date
---------                    -----                              ----

 *
_______________________      President and Director             March 30, 2001
Jon A. Boscia                (Principal Executive Officer)


/s/ Lorry J. Stensrud
_______________________      Executive Vice President,          March 30, 2001
Lorry J. Stensrud            Chief Executive Officer of
                             Annuities, and Director

 **
_______________________      Senior Vice President, Chief       March 30, 2001
Janet Chrzan                 Financial Officer and Director
                             (Principal Accounting Officer and
                             Principal Financial Officer)

 *
_______________________      Executive Vice President           March 30, 2001
Lawrence T. Rowland          and Director


_______________________      Executive Vice President,          March 30, 2001
John H. Gotta                Chief Executive Officer of
                             Life Insurance, and Director


_______________________      Senior Vice President              March __, 2001
Stephen H. Lewis             and Director

 *
_______________________      Director                           March 30, 2001
Richard C. Vaughan

 **
_________________________    Director                           March 30, 2001
Charles E. Haldeman, Jr.


*By /s/ Steven M. Kluever    Pursuant to a Power of Attorney filed with Post-
   ----------------------    Effective Amendment No. 13 to the Registration
 Steven M. Kluever           Statement

**By /s/ Steven M. Kluever   Pursuant to a Power of Attorney filed with this
    ----------------------   Registration Statement
  Steven M. Kluever